Consolidated Balance Sheet (Parenthetical) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
LCP Edge Intermediate, Inc. [Member]
Allowances for doubtful accounts	$ 2,049,000	$ 2,032,000	$ 732,000
Common stock par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	60,000	60,000	60,000
Common stock, shares issued	54,358	54,358	54,538
Common stock, shares outstanding	54,358	54,358	49,205
Class A Common Stock
Common stock subject to possible redemption shares at redemption value, shares	46,000,000	46,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Class B Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	11,500,000	11,500,000
Common stock, shares outstanding	11,500,000	11,500,000
Preferred Class A [Member] | LCP Edge Intermediate, Inc. [Member]
Preferred stock par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,500	1,500	1,500
Preferred stock, shares issued	935	935	935
Preferred stock, shares outstanding	931	931	935
Preferred Stock, Liquidation preference	$ 8,465,000	$ 8,465,000	$ 8,499,000
Previously Reported [Member] | Class A Common Stock
Common stock subject to possible redemption shares at redemption value, shares		37,648,795
Common stock par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		200,000,000
Common stock, shares issued		8,351,205
Common stock, shares outstanding		8,351,205